Subsequent Events	12 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 – SUBSEQUENT EVENTS

Equity transfer agreements

On June 14, 2022, the Company and its wholly owned Hong Kong subsidiary, E-Home Household Service Holdings Limited (“E-Home Hong Kong”) entered into an equity transfer agreement with Zhongrun (Fujian) Pharmaceutical Co., Ltd., a limited liability company established in China (“Zhongrun”) and Ms. Ling Chen, the sole shareholder of Zhongrun, pursuant to which Ms. Chen agreed to transfer 55% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.45 million) in cash and (ii) 28,041,992 ordinary shares of the Company. On July 8, 2022, the Company issued 28,041,992 ordinary shares according to the equity transfer agreement at a fair value of $8,496,724 (par value of $2,804 and additional paid-in capital of $8,493,919).

As of the date of these consolidated financial statements, the Company is still evaluating the purchase price allocation for this business combination.

Reverse stock split

On September 23, 2022, the Company's board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares (the “Reverse Stock Split”) with the market effective on October 4, 2022, such that the number of the Company's authorized preferred and ordinary shares remain unchanged, and the par value of each ordinary share is increased from US$0.0001 to US$0.002. As a result of the Reverse Stock Split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split. As of October 3, 2022 (immediately prior to the effective date), there were 109,042,123 ordinary shares outstanding, and the number of ordinary shares outstanding after the Reverse Stock Split was 5,453,106 shares, taking into account of the effect of rounding fractional shares into whole shares. In addition, all options and any other securities of the Company outstanding immediately prior to the Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of ordinary shares into which the options and other securities are exercisable by 20 and multiplying the exercise price thereof by 20, as a result of the Reverse Stock Split.

Other subsequent events

On July 30, 2022, the Company’s board of directors approved proposal per Mr. Xie to acquire 100% of the equity interests of Fujian Chuangying Business Science and Technology Co., Ltd. (“Chuangying”) and Fuzhou Funeng Enterprise Management Consulting Co., Ltd. and Fujian Weizhixing Technology Co., Ltd (“the Chuangying’s Subsidiaries”) from Lin Jianying (“Mr.Lin”). The acquisition has not happened as of the report date, while the details of the acquisitions were still under discussion between the Company and the acquiree.

On August 15, 2022, the Company’s board of directors approved proposal per Mr.Xie regarding financing by the Company in the amount of $3,600,000.00 through the issuance and sale to Multi Rise Holdings Limited, a British Virgin Islands company, of 16,363,636 ordinary shares of the Company, par value $0.0001 per share, at a per share purchase price of $0.22, pursuant to a securities purchase agreement. The financing has not happened as of the report date.

On September 19, 2022, the Company’s board of directors approved proposal per Mr.Xie for issuance and sale of the Company's ordinary shares up to an aggregate offering price of US$12,300,000' that the Company may sell to White Lion Capital LLC from time to time at the Company's sole discretion over the commitment period, plus an aggregate of 1,329,729 of Ordinary Shares issuable to the Investor as commitment fee pursuant to the Purchase Agreement. The Company entered into an ordinary share purchase agreement with the Investor dated September 14, 2022, a copy of which had been distributed to the Directors before the meeting. The purchase and issuance have not happened as of the report date.

In accordance with ASC 855-10, the Company evaluated all events and transactions that occurred after June 30, 2022 up through the date the Company issued these financial statements on November 4, 2022 and concluded that no other material subsequent events except for the disclosed above.